Net revenues	12 Months Ended
Dec. 31, 2018
Net revenues
Net revenues

22    Net revenues

Accounting policy

Revenue represents the fair value of the consideration received or receivable for the sale of goods in the ordinary course of the Company’s activities. Revenues are shown net of value-added tax, returns, rebates and discounts, after eliminating sales between the consolidated companies.

The Company recognizes revenue when a performance obligation is satisfied by transferring a promised good or service to a customer. The asset is transferred when the customer obtains control of that asset. To determine the point in time at which a customer obtains control of a promised asset the Company considers the following indicators: (i) the entity has a present right to payment for the asset; (ii) the customer has legal title to the asset; (iii) the entity transferred physical possession of the asset; (iv) the customer has the significant risks and rewards of ownership of the asset; (v) the customer has accepted the asset.

Identification of performance obligations and timing of satisfaction of performance obligations

The Company has two distinct performance obligations included in certain sales contracts, being: (i) the promise to provide goods to its customers, and (ii) the promise to provide freight services to its customers.

Promise to provide goods: this performance obligation is satisfied when the control of such goods is transferred to the final customer, which is substantially determined based on the Incoterms agreed upon in each of the contracts with customers.

Promise to provide freight service: this performance obligation is satisfied when the freight service contracted to customers is completed.

As a result of the distinct performance obligations identified part of the Company’s revenue is presented as revenue from services. Cost related to revenue from services is presented as “Cost of sales”.

Determining the transaction price and the amounts allocated to performance obligations

The Company has considered the terms of the contract and its customary business practices to determine the transaction price. The transaction price is the amount of consideration to which the Company expects to be entitled in exchange for transferring promised goods or services to its customers. Transaction price is allocated to each performance obligation on a relative standalone selling price basis.

For the purpose of determining the transaction price, the entity has mainly fixed prices. However, the Company’s silver streaming arrangement for Cerro Lindo mine has the transaction price linked to silver production, which might change over time. Therefore, it is accounted for as variable consideration. The impact on recognition of revenue related to these sales was not material for December 31, 2018.

(a)   Composition of net revenues

		(Revised)	(Revised)
	2018	2017	2016
Gross revenues	2,779,008	2,709,236	2,193,867
Revenues of products	2,708,112	2,637,613	2,128,739
Revenues of services	70,896	71,623	65,128
Taxes on sales	(284,316)	(257,347)	(227,344)
Return on products sales	(3,490)	(2,405)	(1,682)
Net revenues	2,491,202	2,449,484	1,964,841

(b)   Information on geographical areas in which the Company operates

The geographical areas are determined based on the location of the Company’s customers. The net revenues of the Company, classified by currency and destination, is as follows:

(i)   Revenues by destination

		(Revised)	(Revised)
	2018	2017	2016
Brazil	693,409	721,640	560,878
Peru	674,228	696,527	573,884
Luxembourg	172,791	130,723	100,631
United States of America	141,131	158,060	156,634
Switzerland	126,156	108,798	59,873
Japan	93,474	69,565	36,005
Argentina	90,338	79,463	45,050
South Korea	54,894	7,064	66,887
Colombia	51,724	47,734	39,137
Chile	51,215	38,101	67,546
Turkey	48,265	35,522	19,498
Austria	40,531	37,270	22,982
Singapore	37,506	60,857	42,666
Germany	20,906	23,154	42,560
China	9,538	18,172	12,838
Italy	5,327	15,799	3,608
Others	179,769	201,035	114,164
	2,491,202	2,449,484	1,964,841

(ii)  Revenues by Curreny

		(Revised)	(Revised)
	2018	2017	2016
US Dollar	1,806,590	1,729,234	1,414,992
Brazilian Real	684,612	717,032	547,537
Other	—	3,218	2,312
	2,491,202	2,449,484	1,964,841